Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Mar. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of Assets Held for Sale and Disposal Groups
Disposal Groups Held for Sale

	JPY (millions) As of March 31
	2024	2025
Property, plant and equipment	¥3,162	¥6,259
Goodwill	3,745	7,011
Intangible assets	62	33
Inventories	1,242	95
Trade and other receivables	767	—
Deferred tax assets	347	—
Other assets	13	—
Total assets	¥9,337	¥13,397

Trade and other payables	¥660	¥—
Deferred tax liabilities	307	—
Other liabilities	442	—
Total liabilities	¥1,410	¥—